Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 4.0%
53,941	(1)	Altice USA, Inc.	$ 1,202,345	0.1
7,337	(1)	AMC Networks, Inc.	178,362	0.0
780		Cable One, Inc.	1,282,328	0.1
194,733		CenturyLink, Inc.	1,842,174	0.2
18,477		Cinemark Holdings, Inc.	188,281	0.0
27,878	(1),(2)	Discovery Communications, Inc. - Class A	541,948	0.1
60,344	(1)	Discovery Communications, Inc. - Class C	1,058,434	0.1
46,450	(1)	Dish Network Corp. - Class A	928,536	0.1
61,049		Fox Corp. - Class A	1,442,588	0.1
28,684		Fox Corp. - Class B	656,290	0.1
17,541	(1)	GCI Liberty, Inc.	999,311	0.1
13,288	(1)	IAC/InterActiveCorp	2,381,608	0.2
68,915		Interpublic Group of Cos., Inc.	1,115,734	0.1
7,796		John Wiley & Sons, Inc.	292,272	0.0
4,337	(1)	Liberty Media Corp. - Media A	111,981	0.0
35,296	(1)	Liberty Media Corp. - Media C	961,110	0.1
15,084	(1)	Liberty Media Corp. - SiriusXM A	478,012	0.1
27,576	(1)	Liberty Media Corp. - SiriusXM C	871,953	0.1
4,389	(1)	Liberty Broadband Corp. - Series A	469,623	0.1
18,858	(1)	Liberty Broadband Corp. - Series C	2,087,958	0.2
8,763	(1),(2)	Lions Gate Entertainment Corp. - Class A	53,279	0.0
19,795	(1)	Lions Gate Entertainment Corp. - Class B	110,456	0.0
23,063	(1),(2)	Live Nation Entertainment, Inc.	1,048,444	0.1
3,355	(1)	Madison Square Garden Co.	709,281	0.1
9,625	(1),(2)	Match Group, Inc.	635,635	0.1
28,938	(2)	New York Times Co.	888,686	0.1
68,713	(2)	News Corp - Class A	616,699	0.1
21,155	(2)	News Corp - Class B	190,183	0.0
7,995		Nexstar Media Group, Inc.	461,551	0.0
38,553		Omnicom Group	2,116,560	0.2
15,255	(1),(2)	Roku, Inc.	1,334,507	0.1
10,689	(2)	Sinclair Broadcast Group, Inc.	171,879	0.0
244,652	(2)	Sirius XM Holdings, Inc.	1,208,581	0.1
23,246	(1)	Spotify Technology SA	2,822,994	0.3
101,271	(1)	Sprint Corp.	872,956	0.1
20,068	(1)	Take-Two Interactive Software, Inc.	2,380,265	0.2
17,897		Telephone & Data Systems, Inc.	299,954	0.0
18,592	(2)	TripAdvisor, Inc.	323,315	0.0
136,043	(1)	Twitter, Inc.	3,341,216	0.3
2,653	(1)	United States Cellular Corp.	77,706	0.0
1,832	(2)	ViacomCBS, Inc. - Class A	32,665	0.0
96,880		ViacomCBS, Inc. - Class B	1,357,289	0.1
7,400	(2)	World Wrestling Entertainment, Inc.	251,082	0.0
10,071	(1)	Zillow Group, Inc. - Class A	342,112	0.0
22,394	(1),(2)	Zillow Group, Inc. - Class C	806,632	0.1
153,239	(1)	Zynga, Inc. - Class A	1,049,687	0.1
			42,594,462	4.0

		Consumer Discretionary: 9.7%
11,846		Advance Auto Parts, Inc.	1,105,469	0.1
46,039	(1)	Aptiv PLC	2,266,960	0.2
44,780		Aramark	894,257	0.1
9,616	(1),(2)	Autonation, Inc.	269,825	0.0
4,244	(1)	Autozone, Inc.	3,590,424	0.3
39,567		Best Buy Co., Inc.	2,255,319	0.2
36,878		BorgWarner, Inc.	898,717	0.1
10,269	(1)	Bright Horizons Family Solutions, Inc.	1,047,438	0.1
14,468		Brunswick Corp.	511,733	0.1
11,684	(1)	Burlington Stores, Inc.	1,851,447	0.2
102,922	(1)	Caesars Entertainment Corp.	695,753	0.1
25,440	(1)	Capri Holdings Ltd.	274,498	0.0
29,370	(1),(2)	Carmax, Inc.	1,580,987	0.2
7,766	(2)	Carter's, Inc.	510,459	0.1
8,062	(1),(2)	Carvana Co.	444,136	0.0
4,573	(1)	Chipotle Mexican Grill, Inc.	2,992,571	0.3
5,990	(2)	Choice Hotels International, Inc.	366,887	0.0
5,285	(2)	Columbia Sportswear Co.	368,734	0.0
21,746		Darden Restaurants, Inc.	1,184,287	0.1
10,630		Dick's Sporting Goods, Inc.	225,994	0.0
45,591		Dollar General Corp.	6,884,697	0.7
42,162	(1)	Dollar Tree, Inc.	3,097,642	0.3
7,325		Domino's Pizza, Inc.	2,373,813	0.2
60,044		D.R. Horton, Inc.	2,041,496	0.2
14,756		Dunkin Brands Group, Inc.	783,544	0.1
21,033	(1),(2)	Etsy, Inc.	808,509	0.1
23,971		Expedia Group, Inc.	1,348,848	0.1
31,488		Extended Stay America, Inc.	230,177	0.0
9,779	(1)	Five Below, Inc.	688,246	0.1
12,238	(1)	Floor & Decor Holdings, Inc.	392,717	0.0
18,573		Foot Locker, Inc.	409,535	0.0
15,167	(1)	frontdoor, Inc.	527,508	0.1
38,170	(2)	Gap, Inc.	268,717	0.0
25,937		Garmin Ltd.	1,944,238	0.2
45,270		Gentex Corp.	1,003,183	0.1
25,140		Genuine Parts Co.	1,692,676	0.2
40,189		Goodyear Tire & Rubber Co.	233,900	0.0
726		Graham Holdings Co.	247,689	0.0
8,481	(1)	Grand Canyon Education, Inc.	646,973	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
16,298	(1),(2)	GrubHub, Inc.	$ 663,818	0.1
34,962	(2)	H&R Block, Inc.	492,265	0.0
64,247	(2)	Hanesbrands, Inc.	505,624	0.0
27,423	(2)	Harley-Davidson, Inc.	519,117	0.1
22,554		Hasbro, Inc.	1,613,739	0.2
14,962	(1)	Hilton Grand Vacations, Inc.	235,951	0.0
48,986		Hilton Worldwide Holdings, Inc.	3,342,805	0.3
6,457	(2)	Hyatt Hotels Corp.	309,290	0.0
17,127	(2)	International Game Technology PLC	101,906	0.0
27,913		Kohl's Corp.	407,251	0.0
40,730	(2)	L Brands, Inc.	470,839	0.0
10,903		Lear Corp.	885,869	0.1
23,415	(2)	Leggett & Platt, Inc.	624,712	0.1
49,261		Lennar Corp. - Class A	1,881,770	0.2
2,739		Lennar Corp. - Class B	79,212	0.0
54,901	(1)	LKQ Corp.	1,126,020	0.1
21,106	(1)	Lululemon Athletica, Inc.	4,000,642	0.4
55,225	(2)	Macy's, Inc.	271,155	0.0
61,352	(1)	Mattel, Inc.	540,511	0.1
87,075		MGM Resorts International	1,027,485	0.1
10,530	(1)	Mohawk Industries, Inc.	802,807	0.1
67,838		Newell Brands, Inc.	900,889	0.1
19,325	(2)	Nordstrom, Inc.	296,445	0.0
37,900	(1),(2)	Norwegian Cruise Line Holdings Ltd.	415,384	0.0
575	(1)	NVR, Inc.	1,477,238	0.1
9,404	(1),(2)	Ollie's Bargain Outlet Holdings, Inc.	435,781	0.0
13,330	(1)	O'Reilly Automotive, Inc.	4,012,996	0.4
5,892	(2)	Penske Auto Group, Inc.	164,976	0.0
14,655	(1)	Planet Fitness, Inc.	713,698	0.1
10,276		Polaris, Inc.	494,789	0.0
6,882		Pool Corp.	1,354,171	0.1
45,043		Pulte Group, Inc.	1,005,360	0.1
12,944		PVH Corp.	487,212	0.0
68,428	(1)	Qurate Retail, Inc.	417,753	0.0
8,626		Ralph Lauren Corp.	576,476	0.1
30,671		Royal Caribbean Cruises Ltd.	986,686	0.1
31,686		Service Corp. International	1,239,239	0.1
24,364	(1)	ServiceMaster Global Holdings, Inc.	657,828	0.1
13,876		Six Flags Entertainment Corp.	174,005	0.0
23,492	(1)	Skechers USA, Inc.	557,700	0.1
49,399		Tapestry, Inc.	639,717	0.1
8,103	(1)	Tempur Sealy International, Inc.	354,182	0.0
9,458	(2)	Thor Industries, Inc.	398,938	0.0
21,586		Tiffany & Co.	2,795,387	0.3
21,629		Toll Brothers, Inc.	416,358	0.0
21,304		Tractor Supply Co.	1,801,253	0.2
9,813	(1)	Ulta Beauty, Inc.	1,724,144	0.2
33,557	(1)	Under Armour, Inc. - Class A	309,060	0.0
34,618	(1)	Under Armour, Inc. - Class C	279,021	0.0
11,985	(1)	Urban Outfitters, Inc.	170,666	0.0
7,181		Vail Resorts, Inc.	1,060,706	0.1
11,280	(1),(2)	Wayfair, Inc.	602,803	0.1
33,164		Wendy's Company	493,480	0.0
11,072	(2)	Whirlpool Corp.	949,978	0.1
13,786		Williams-Sonoma, Inc.	586,181	0.1
15,998		Wyndham Destinations, Inc.	347,157	0.0
16,475		Wyndham Hotels & Resorts, Inc.	519,127	0.1
17,487		Wynn Resorts Ltd.	1,052,543	0.1
64,750		Yum China Holdings, Inc.	2,760,293	0.3
			102,492,411	9.7

		Consumer Staples: 4.7%
99,618		Archer-Daniels-Midland Co.	3,504,561	0.3
8,476	(1),(2)	Beyond Meat, Inc.	564,502	0.1
8,063		Brown-Forman Corp. - Class A	414,277	0.0
30,735	(2)	Brown-Forman Corp. - Class B	1,706,100	0.2
24,603		Bunge Ltd.	1,009,461	0.1
29,905		Campbell Soup Co.	1,380,415	0.1
6,537		Casey's General Stores, Inc.	866,087	0.1
44,004		Church & Dwight Co., Inc.	2,824,177	0.3
22,519		Clorox Co.	3,901,417	0.4
86,254		Conagra Brands, Inc.	2,530,692	0.2
52,216		Coty, Inc - Class A	269,434	0.0
11,215	(2)	Energizer Holdings, Inc.	339,254	0.0
34,809		Flowers Foods, Inc.	714,281	0.1
9,451	(1),(2)	Grocery Outlet Holding Corp.	324,547	0.0
14,845	(1),(2)	Hain Celestial Group, Inc.	385,525	0.0
17,770	(1)	Herbalife Nutrition Ltd.	518,173	0.1
25,827		Hershey Co.	3,422,077	0.3
49,681	(2)	Hormel Foods Corp.	2,317,122	0.2
11,934		Ingredion, Inc.	901,017	0.1
19,636		JM Smucker Co.	2,179,596	0.2
44,025		Kellogg Co.	2,641,060	0.3
142,136		Kroger Co.	4,281,136	0.4
26,131		Lamb Weston Holdings, Inc.	1,492,080	0.2
21,946		McCormick & Co., Inc.	3,098,995	0.3
31,116	(2)	Molson Coors Beverage Co.	1,213,835	0.1
9,579		Nu Skin Enterprises, Inc.	209,301	0.0
9,290	(1)	Pilgrim's Pride Corp.	168,335	0.0
11,671	(1)	Post Holdings, Inc.	968,343	0.1
8,182		Reynolds Consumer Products, Inc.	238,669	0.0
45		Seaboard Corp.	126,576	0.0
8,074	(2)	Spectrum Brands Holdings, Inc.	293,651	0.0
21,001	(1)	Sprouts Farmers Market, Inc.	390,409	0.0
9,917	(1),(2)	TreeHouse Foods, Inc.	437,835	0.1
51,467		Tyson Foods, Inc.	2,978,395	0.3
39,000	(1)	US Foods Holding Corp.	690,690	0.1
			49,302,025	4.7

		Energy: 2.0%
41,819	(2)	Antero Midstream Corp.	87,820	0.0
42,328	(1)	Antero Resources Corp.	30,176	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
67,189	(2)	Apache Corp.	$ 280,850	0.0
13,477	(1),(2)	Apergy Corp.	77,493	0.0
116,320		Baker Hughes Co.	1,221,360	0.1
71,813	(2)	Cabot Oil & Gas Corp.	1,234,466	0.1
33,244	(1)	Centennial Resource Development, Inc./DE	8,743	0.0
41,203	(1)	Cheniere Energy, Inc.	1,380,301	0.1
225,361	(1)	Chesapeake Energy Corp.	38,920	0.0
17,873		Cimarex Energy Co.	300,803	0.0
35,560		Concho Resources, Inc./Midland TX	1,523,746	0.1
14,950	(2)	Continental Resources, Inc.	114,218	0.0
68,472		Devon Energy Corp.	473,142	0.1
28,629		Diamondback Energy, Inc.	750,080	0.1
45,435	(2)	EQT Corp.	321,225	0.0
35,575	(2)	Equitrans Midstream Corp.	178,942	0.0
155,717		Halliburton Co.	1,066,661	0.1
19,053		Helmerich & Payne, Inc.	298,179	0.0
48,053		Hess Corp.	1,600,165	0.2
26,697		HollyFrontier Corp.	654,344	0.1
63,140		Kosmos Energy Ltd.	56,548	0.0
143,427	(2)	Marathon Oil Corp.	471,875	0.1
25,122	(2)	Murphy Oil Corp.	153,998	0.0
68,959		National Oilwell Varco, Inc.	677,867	0.1
84,717	(2)	Noble Energy, Inc.	511,691	0.1
73,552		Oneok, Inc.	1,604,169	0.2
53,260		Parsley Energy, Inc.	305,180	0.0
33,369	(2)	Patterson-UTI Energy, Inc.	78,417	0.0
20,815		PBF Energy, Inc.	147,370	0.0
29,456		Pioneer Natural Resources Co.	2,066,338	0.2
36,201	(2)	Range Resources Corp.	82,538	0.0
40,899		Targa Resources Corp.	282,612	0.0
101,002	(1),(2)	Transocean Ltd.	117,162	0.0
217,081		Williams Cos., Inc.	3,071,696	0.3
71,549	(1)	WPX Energy, Inc.	218,224	0.0
			21,487,319	2.0

		Financials: 11.1%
8,754		Affiliated Managers Group, Inc.	517,712	0.1
96,679		AGNC Investment Corp.	1,022,864	0.1
2,500		Alleghany Corp.	1,380,875	0.1
66,996		Ally Financial, Inc.	966,752	0.1
13,156		American Financial Group, Inc.	921,972	0.1
1,290		American National Insurance Co.	106,270	0.0
22,637		Ameriprise Financial, Inc.	2,319,840	0.2
255,507		Annaly Capital Management, Inc.	1,295,420	0.1
68,513	(1)	Arch Capital Group Ltd.	1,949,880	0.2
33,404		Arthur J. Gallagher & Co.	2,722,760	0.3
27,610		Associated Banc-Corp.	353,132	0.0
10,818		Assurant, Inc.	1,126,046	0.1
16,652		Assured Guaranty Ltd.	429,455	0.0
24,491	(1)	Athene Holding Ltd.	607,867	0.1
14,743		Axis Capital Holdings Ltd.	569,817	0.1
7,090	(2)	Bank of Hawaii Corp.	391,652	0.0
21,702		Bank OZK	362,423	0.0
16,759		BankUnited, Inc.	313,393	0.0
51,287		BGC Partners, Inc.	129,243	0.0
5,521	(2)	BOK Financial Corp.	234,974	0.0
18,964	(1)	Brighthouse Financial, Inc.	458,360	0.0
42,123		Brown & Brown, Inc.	1,525,695	0.1
19,801		Cboe Global Markets, Inc.	1,767,239	0.2
33,282		Chimera Investment Corp.	302,866	0.0
27,212		Cincinnati Financial Corp.	2,053,145	0.2
16,903		CIT Group, Inc.	291,746	0.0
77,687		Citizens Financial Group, Inc.	1,461,292	0.1
4,918		CNA Financial Corp.	152,655	0.0
25,165		Comerica, Inc.	738,341	0.1
18,139	(2)	Commerce Bancshares, Inc.	913,299	0.1
1,805	(1),(2)	Credit Acceptance Corp.	461,520	0.0
10,089	(2)	Cullen/Frost Bankers, Inc.	562,865	0.1
55,359		Discover Financial Services	1,974,656	0.2
39,839		E*Trade Financial Corp.	1,367,274	0.1
25,933		East West Bancorp, Inc.	667,515	0.1
19,021		Eaton Vance Corp.	613,427	0.1
74,092		Equitable Holdings, Inc.	1,070,629	0.1
4,399	(2)	Erie Indemnity Co.	652,108	0.1
6,920		Evercore, Inc.	318,735	0.0
7,184		Everest Re Group Ltd.	1,382,345	0.1
6,701		Factset Research Systems, Inc.	1,746,817	0.2
47,221		Fidelity National Financial, Inc.	1,174,858	0.1
126,753		Fifth Third Bancorp	1,882,282	0.2
19,499		First American Financial Corp.	826,953	0.1
1,250		First Citizens BancShares, Inc.	416,087	0.0
23,438		First Hawaiian, Inc.	387,430	0.0
54,992	(2)	First Horizon National Corp.	443,236	0.0
30,393		First Republic Bank	2,500,736	0.2
57,872		FNB Corp.	426,517	0.0
49,385	(2)	Franklin Resources, Inc.	824,236	0.1
19,073		Globe Life, Inc.	1,372,684	0.1
6,844		Hanover Insurance Group, Inc.	619,930	0.1
64,424		Hartford Financial Services Group, Inc.	2,270,302	0.2
181,381		Huntington Bancshares, Inc.	1,489,138	0.1
13,315	(2)	Interactive Brokers Group, Inc.	574,809	0.1
68,125	(2)	Invesco Ltd.	618,575	0.1
28,113	(2)	Janus Henderson Group PLC	430,691	0.0
44,921		Jefferies Financial Group, Inc.	614,070	0.1
11,241		Kemper Corp.	835,993	0.1
175,287		Keycorp	1,817,726	0.2
18,200		Lazard Ltd.	428,792	0.0

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
15,324		Legg Mason, Inc.	$ 748,577	0.1
1,378	(1),(2)	LendingTree, Inc.	252,711	0.0
35,675		Lincoln National Corp.	938,966	0.1
44,294		Loews Corp.	1,542,760	0.2
14,384		LPL Financial Holdings, Inc.	782,921	0.1
23,294		M&T Bank Corp.	2,409,298	0.2
2,424	(1)	Markel Corp.	2,249,205	0.2
6,582		MarketAxess Holdings, Inc.	2,188,976	0.2
4,769		Mercury General Corp.	194,194	0.0
77,578		MFA Financial, Inc.	120,246	0.0
62,005		MGIC Investment Corp.	393,732	0.0
3,508		Morningstar, Inc.	407,805	0.0
14,712		MSCI, Inc. - Class A	4,251,180	0.4
20,490		Nasdaq, Inc.	1,945,525	0.2
34,731		Navient Corp.	263,261	0.0
74,128	(2)	New Residential Investment Corp.	371,381	0.0
80,994	(2)	New York Community Bancorp., Inc.	760,534	0.1
34,480		Northern Trust Corp.	2,601,861	0.3
50,374		Old Republic International Corp.	768,204	0.1
11,375		OneMain Holdings, Inc.	217,490	0.0
21,052		PacWest Bancorp	377,252	0.0
78,759		People's United Financial, Inc.	870,287	0.1
13,389	(2)	Pinnacle Financial Partners, Inc.	502,623	0.1
16,835		Popular, Inc.	589,225	0.1
7,352		Primerica, Inc.	650,505	0.1
48,708		Principal Financial Group, Inc.	1,526,509	0.1
16,295		Prosperity Bancshares, Inc.	786,234	0.1
22,222		Raymond James Financial, Inc.	1,404,430	0.1
172,488		Regions Financial Corp.	1,547,217	0.2
11,175		Reinsurance Group of America, Inc.	940,265	0.1
7,792		RenaissanceRe Holdings Ltd.	1,163,501	0.1
18,315		Santander Consumer USA Holdings, Inc.	254,762	0.0
22,733		SEI Investments Co.	1,053,447	0.1
9,464		Signature Bank	760,811	0.1
75,361		SLM Corp.	541,846	0.1
48,668		Starwood Property Trust, Inc.	498,847	0.1
63,814		State Street Corp.	3,399,372	0.3
34,985		Sterling Bancorp	365,593	0.0
9,285	(1)	SVB Financial Group	1,402,778	0.1
109,630		Synchrony Financial	1,763,947	0.2
25,017		Synovus Financial Corp.	439,299	0.0
41,173		T. Rowe Price Group, Inc.	4,020,543	0.4
27,035		TCF Financial Corp.	612,613	0.1
8,672	(1),(2)	Texas Capital Bancshares, Inc.	192,258	0.0
8,488	(2)	TFS Financial Corp.	129,612	0.0
46,913	(2)	Two Harbors Investment Corp.	178,739	0.0
39,356		Umpqua Holdings Corp.	428,980	0.0
36,239		Unum Group	543,947	0.1
8,877	(2)	Virtu Financial, Inc.	184,819	0.0
24,030	(3)	Voya Financial, Inc.	974,417	0.1
16,328		Webster Financial Corp.	373,911	0.0
16,978		Western Alliance Bancorp.	519,697	0.1
552		White Mountains Insurance Group Ltd.	502,320	0.1
23,069		Willis Towers Watson PLC	3,918,270	0.4
10,243		Wintrust Financial Corp.	336,585	0.0
25,702		WR Berkley Corp.	1,340,873	0.1
29,084	(2)	Zions Bancorp NA	778,288	0.1
			117,443,370	11.1

		Health Care: 11.8%
7,929	(1)	Abiomed, Inc.	1,150,974	0.1
15,522	(1),(2)	Acadia Healthcare Co., Inc.	284,829	0.0
11,922	(1)	Adaptive Biotechnologies Corp.	331,193	0.0
55,463		Agilent Technologies, Inc.	3,972,260	0.4
10,733	(1),(2)	Agios Pharmaceuticals, Inc.	380,807	0.0
13,945	(1)	Align Technology, Inc.	2,425,733	0.2
27,863	(1)	Alkermes PLC	401,784	0.0
19,211	(1)	Alnylam Pharmaceuticals, Inc.	2,091,117	0.2
26,586		AmerisourceBergen Corp.	2,352,861	0.2
56,278	(1)	Avantor, Inc.	702,912	0.1
31,958	(1)	BioMarin Pharmaceutical, Inc.	2,700,451	0.3
3,795	(1)	Bio-Rad Laboratories, Inc.	1,330,375	0.1
6,786		Bio-Techne Corp.	1,286,761	0.1
9,842	(1),(2)	Bluebird Bio, Inc.	452,338	0.0
18,251		Bruker Corp.	654,481	0.1
6,581	(2)	Cantel Medical Corp.	236,258	0.0
52,310		Cardinal Health, Inc.	2,507,741	0.2
27,418	(1)	Catalent, Inc.	1,424,365	0.1
103,427	(1)	Centene Corp.	6,144,598	0.6
55,884		Cerner Corp.	3,520,133	0.3
40,135	(1)	Change Healthcare, Inc.	400,949	0.0
8,609	(1)	Charles River Laboratories International, Inc.	1,086,542	0.1
2,779		Chemed Corp.	1,203,863	0.1
8,702		Cooper Cos., Inc.	2,398,880	0.2
16,912	(1),(2)	Covetrus, Inc.	137,664	0.0
15,568	(1)	DaVita, Inc.	1,184,102	0.1
39,866		Dentsply Sirona, Inc.	1,547,997	0.2
16,190	(1)	DexCom, Inc.	4,359,481	0.4
70,873	(1)	Elanco Animal Health, Inc.	1,586,846	0.2
17,498		Encompass Health Corp.	1,120,397	0.1
25,710	(1)	Envista Holdings Corp.	384,107	0.0
25,003	(1),(2)	Exact Sciences Corp.	1,450,174	0.1
53,353	(1)	Exelixis, Inc.	918,739	0.1
6,602	(1),(2)	Guardant Health, Inc.	459,499	0.1
26,163	(1)	Henry Schein, Inc.	1,321,755	0.1
11,945		Hill-Rom Holdings, Inc.	1,201,667	0.1
46,780	(1)	Hologic, Inc.	1,641,978	0.2
33,228	(1)	Horizon Therapeutics Plc	984,213	0.1
3,434	(1)	ICU Medical, Inc.	692,878	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
15,194	(1)	Idexx Laboratories, Inc.	$ 3,680,595	0.4
32,123	(1)	Incyte Corp., Ltd.	2,352,367	0.2
10,608	(1)	Insulet Corp.	1,757,533	0.2
12,661	(1)	Integra LifeSciences Holdings Corp.	565,567	0.1
22,875	(1)	Ionis Pharmaceuticals, Inc.	1,081,530	0.1
31,595	(1)	IQVIA Holdings, Inc.	3,407,837	0.3
9,895	(1)	Jazz Pharmaceuticals PLC	986,927	0.1
17,300	(1)	Laboratory Corp. of America Holdings	2,186,547	0.2
8,417	(1)	Masimo Corp.	1,490,819	0.1
28,885		McKesson Corp.	3,906,985	0.4
14,261	(1),(2)	Mednax, Inc.	165,998	0.0
4,241	(1)	Mettler Toledo International, Inc.	2,928,453	0.3
39,874	(1),(2)	Moderna, Inc.	1,194,226	0.1
10,815	(1),(2)	Molina Healthcare, Inc.	1,510,964	0.2
91,973	(1)	Mylan NV	1,371,317	0.1
29,992	(1),(2)	Nektar Therapeutics	535,357	0.1
16,332	(1)	Neurocrine Biosciences, Inc.	1,413,535	0.1
5,619	(1),(2)	Penumbra, Inc.	906,513	0.1
19,713		PerkinElmer, Inc.	1,483,995	0.1
22,546		Perrigo Co. PLC	1,084,237	0.1
11,760	(1),(2)	PPD, Inc.	209,446	0.0
11,221	(1)	PRA Health Sciences, Inc.	931,792	0.1
10,994	(1)	Premier, Inc.	359,724	0.0
39,546	(1),(2)	QIAGEN NV	1,645,114	0.2
23,755		Quest Diagnostics, Inc.	1,907,526	0.2
25,386		Resmed, Inc.	3,739,104	0.4
9,132	(1),(2)	Sage Therapeutics, Inc.	262,271	0.0
12,612	(1),(2)	Sarepta Therapeutics, Inc.	1,233,706	0.1
20,831	(1)	Seattle Genetics, Inc.	2,403,481	0.2
14,983		STERIS Public Ltd. Co.	2,097,171	0.2
8,253		Teleflex, Inc.	2,416,974	0.2
7,717	(1)	United Therapeutics Corp.	731,765	0.1
13,992		Universal Health Services, Inc.	1,386,327	0.1
16,257	(1)	Varian Medical Systems, Inc.	1,668,944	0.2
23,429	(1)	Veeva Systems, Inc.	3,663,593	0.4
11,420	(1)	Waters Corp.	2,079,011	0.2
13,076		West Pharmaceutical Services, Inc.	1,990,821	0.2
36,691		Zimmer Biomet Holdings, Inc.	3,708,726	0.4
			124,880,500	11.8

		Industrials: 13.6%
7,073		Acuity Brands, Inc.	605,873	0.1
19,276	(2)	ADT, Inc.	83,272	0.0
26,831	(1)	AECOM	800,905	0.1
11,174		AGCO Corp.	527,971	0.0
18,867	(2)	Air Lease Corp.	417,715	0.0
21,580		Alaska Air Group, Inc.	614,383	0.1
16,596		Allegion Public Ltd.	1,527,164	0.1
19,532		Allison Transmission Holdings, Inc.	636,939	0.1
1,582	(2)	AMERCO	459,650	0.0
70,198	(2)	American Airlines Group, Inc.	855,714	0.1
40,644		Ametek, Inc.	2,927,181	0.3
24,265		AO Smith Corp.	917,460	0.1
68,784		Arconic, Inc.	1,104,671	0.1
8,745		Armstrong World Industries, Inc.	694,528	0.1
16,982		BWX Technologies, Inc.	827,193	0.1
9,838		Carlisle Cos., Inc.	1,232,505	0.1
24,077	(2)	CH Robinson Worldwide, Inc.	1,593,897	0.2
15,152		Cintas Corp.	2,624,629	0.2
9,206	(1)	Clean Harbors, Inc.	472,636	0.0
16,575	(1),(2)	Colfax Corp.	328,185	0.0
5,468		Copa Holdings S.A.- Class A	247,646	0.0
35,948	(1)	Copart, Inc.	2,463,157	0.2
14,161		CoreLogic, Inc.	432,477	0.0
6,434	(1)	CoStar Group, Inc.	3,778,109	0.4
8,959		Crane Co.	440,604	0.0
26,245		Cummins, Inc.	3,551,473	0.3
7,601		Curtiss-Wright Corp.	702,408	0.1
22,558		Donaldson Co., Inc.	871,416	0.1
25,909		Dover Corp.	2,174,801	0.2
21,515		Equifax, Inc.	2,569,967	0.2
30,655		Expeditors International Washington, Inc.	2,045,302	0.2
102,248		Fastenal Co.	3,195,250	0.3
23,428		Flowserve Corp.	559,695	0.1
24,392	(2)	Fluor Corp.	168,549	0.0
52,821		Fortive Corp.	2,915,191	0.3
24,921		Fortune Brands Home & Security, Inc.	1,077,833	0.1
8,001	(1),(2)	Gates Industrial Corp. PLC	59,047	0.0
29,483		Graco, Inc.	1,436,707	0.1
9,861	(2)	GrafTech International Ltd.	80,071	0.0
28,956	(1)	HD Supply Holdings, Inc.	823,219	0.1
13,778		Heico Corp. - Class A - HEI.A	880,414	0.1
7,761	(2)	Heico Corp. - HEI	579,048	0.1
14,878		Hexcel Corp.	553,313	0.1
9,695		Hubbell, Inc.	1,112,404	0.1
7,151		Huntington Ingalls Industries, Inc.	1,302,984	0.1
23,718	(1)	IAA, Inc.	710,591	0.1
13,509		IDEX Corp.	1,865,728	0.2
69,677		IHS Markit Ltd.	4,180,620	0.4
61,542	(1),(2)	Ingersoll Rand, Inc.	1,526,248	0.1
15,676		ITT, Inc.	711,063	0.1
22,961		Jacobs Engineering Group, Inc.	1,820,118	0.2
15,220		JB Hunt Transport Services, Inc.	1,403,741	0.1
51,492	(1)	JetBlue Airways Corp.	460,853	0.0
17,139		Kansas City Southern	2,179,738	0.2
22,916		KAR Auction Services, Inc.	274,992	0.0
10,606	(1)	Kirby Corp.	461,043	0.0
22,020	(2)	Knight-Swift Transportation Holdings, Inc.	722,256	0.1
39,517		L3Harris Technologies, Inc.	7,117,802	0.7

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
7,031		Landstar System, Inc.	$ 673,992	0.1
6,267	(2)	Lennox International, Inc.	1,139,278	0.1
10,483	(2)	Lincoln Electric Holdings, Inc.	723,327	0.1
34,879	(1),(2)	Lyft, Inc.	936,501	0.1
13,113		Macquarie Infrastructure Co. LLC	331,103	0.0
10,492		Manpowergroup, Inc.	555,971	0.1
49,489		Masco Corp.	1,710,835	0.2
9,901	(1),(2)	Middleby Corp.	563,169	0.1
7,801		MSC Industrial Direct Co.	428,821	0.0
63,543		Nielsen Holdings PLC	796,829	0.1
10,236		Nordson Corp.	1,382,577	0.1
27,066		nVent Electric PLC	456,603	0.0
17,398		Old Dominion Freight Line	2,283,596	0.2
12,144		Oshkosh Corp.	781,224	0.1
19,194		Owens Corning, Inc.	744,919	0.1
60,668		Paccar, Inc.	3,708,635	0.4
22,892		Parker Hannifin Corp.	2,969,779	0.3
29,903		Pentair PLC	889,913	0.1
25,279		Quanta Services, Inc.	802,103	0.1
7,279		Regal Beloit Corp.	458,213	0.0
38,108		Republic Services, Inc.	2,860,386	0.3
21,464	(1)	Resideo Technologies, Inc.	103,886	0.0
20,275		Robert Half International, Inc.	765,381	0.1
20,583		Rockwell Automation, Inc.	3,106,181	0.3
25,311	(2)	Rollins, Inc.	914,740	0.1
8,988		Ryder System, Inc.	237,643	0.0
9,664		Schneider National, Inc.	186,902	0.0
27,928	(1)	Sensata Technologies Holding PLC	807,957	0.1
9,712	(2)	Snap-On, Inc.	1,056,860	0.1
18,396		Spirit Aerosystems Holdings, Inc.	440,216	0.0
27,093		Stanley Black & Decker, Inc.	2,709,300	0.3
15,949	(1),(2)	Stericycle, Inc.	774,802	0.1
6,397	(1)	Teledyne Technologies, Inc.	1,901,636	0.2
41,168		Textron, Inc.	1,097,951	0.1
11,868		Timken Co.	383,811	0.0
19,146		Toro Co.	1,246,213	0.1
42,563		Trane Technologies PLC	3,515,278	0.3
9,181		TransDigm Group, Inc.	2,939,664	0.3
33,454		TransUnion	2,213,986	0.2
17,975	(2)	Trinity Industries, Inc.	288,858	0.0
41,416	(1)	United Airlines Holdings, Inc.	1,306,675	0.1
13,282	(1)	United Rentals, Inc.	1,366,718	0.1
30,273	(1),(2)	Univar Solutions, Inc.	324,527	0.0
3,792		Valmont Industries, Inc.	401,876	0.0
28,544		Verisk Analytics, Inc.	3,978,463	0.4
9,134	(1)	WABCO Holdings, Inc.	1,233,547	0.1
5,796	(2)	Watsco, Inc.	915,942	0.1
7,262	(1)	Wesco International, Inc.	165,937	0.0
32,102		Westinghouse Air Brake Technologies Corp.	1,545,069	0.1
9,834		Woodward, Inc.	584,533	0.1
7,727		WW Grainger, Inc.	1,920,159	0.2
16,374	(1)	XPO Logistics, Inc.	798,233	0.1
32,021		Xylem, Inc.	2,085,528	0.2
			143,224,595	13.6

		Information Technology: 19.6%
9,729	(1),(2)	2U, Inc.	206,449	0.0
184,552	(1)	Advanced Micro Devices, Inc.	8,393,425	0.8
28,303	(1)	Akamai Technologies, Inc.	2,589,441	0.2
7,033		Alliance Data Systems Corp.	236,660	0.0
8,122	(1),(2)	Alteryx, Inc.	772,971	0.1
23,790		Amdocs Ltd.	1,307,736	0.1
52,160		Amphenol Corp.	3,801,421	0.4
15,488	(1)	Anaplan, Inc.	468,667	0.0
14,947	(1)	ANSYS, Inc.	3,474,729	0.3
10,603	(1)	Arista Networks, Inc.	2,147,638	0.2
14,437	(1)	Arrow Electronics, Inc.	748,847	0.1
12,188	(1)	Aspen Technology, Inc.	1,158,713	0.1
21,419	(1)	Atlassian Corp. PLC	2,939,972	0.3
8,376	(1)	Avalara, Inc.	624,850	0.1
17,684		Avnet, Inc.	443,868	0.0
1,699	(1),(2)	Bill.Com Holdings, Inc.	58,106	0.0
25,678	(1)	Black Knight, Inc.	1,490,865	0.1
24,372		Booz Allen Hamilton Holding Corp.	1,672,894	0.2
20,334		Broadridge Financial Solutions, Inc. ADR	1,928,273	0.2
4,391	(1)	CACI International, Inc.	927,160	0.1
49,743	(1)	Cadence Design Systems, Inc.	3,285,028	0.3
21,740		CDK Global, Inc.	714,159	0.1
25,489		CDW Corp.	2,377,359	0.2
6,355	(1),(2)	Cerence, Inc.	97,867	0.0
16,657	(1),(2)	Ceridian HCM Holding, Inc.	834,016	0.1
27,346	(1)	Ciena Corp.	1,088,644	0.1
20,850		Citrix Systems, Inc.	2,951,318	0.3
29,303		Cognex Corp.	1,237,173	0.1
4,289	(1)	Coherent, Inc.	456,392	0.0
34,117	(1)	CommScope Holding Co., Inc.	310,806	0.0
135,382		Corning, Inc.	2,780,746	0.3
11,372	(1),(2)	Coupa Software, Inc.	1,589,010	0.1
19,234	(1),(2)	Cree, Inc.	682,038	0.1
65,874		Cypress Semiconductor Corp.	1,536,182	0.1
28,271	(1)	DocuSign, Inc.	2,612,240	0.2
11,222		Dolby Laboratories, Inc.	608,345	0.1
37,808	(1)	Dropbox, Inc.	684,325	0.1
45,737		DXC Technology Co.	596,868	0.1
23,196	(1)	Dynatrace, Inc.	552,993	0.1
8,800	(1)	EchoStar Corp.	281,336	0.0
9,662	(1)	Elastic NV	539,236	0.0
24,053		Entegris, Inc.	1,076,853	0.1
9,270	(1)	EPAM Systems, Inc.	1,721,068	0.2
8,932	(1)	Euronet Worldwide, Inc.	765,651	0.1
10,880	(1)	F5 Networks, Inc.	1,160,134	0.1
5,069	(1)	Fair Isaac Corp.	1,559,681	0.1
35,618	(1)	FireEye, Inc.	376,838	0.0
14,719	(1),(2)	First Solar, Inc.	530,767	0.0
100,965	(1)	Fiserv, Inc.	9,590,665	0.9
15,246	(1)	FleetCor Technologies, Inc.	2,843,989	0.3
24,111		Flir Systems, Inc.	768,900	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
25,598	(1)	Fortinet, Inc.	$ 2,589,750	0.2
15,619	(1)	Gartner, Inc.	1,555,184	0.1
33,412		Genpact Ltd.	975,630	0.1
53,342		Global Payments, Inc.	7,693,517	0.7
30,941	(1)	GoDaddy, Inc.	1,767,041	0.2
14,790	(1),(2)	Guidewire Software, Inc.	1,172,995	0.1
233,798		Hewlett Packard Enterprise Co.	2,270,179	0.2
7,313	(1),(2)	HubSpot, Inc.	974,018	0.1
6,340	(1),(2)	IPG Photonics Corp.	699,175	0.1
26,611		Jabil, Inc.	654,098	0.1
13,729		Jack Henry & Associates, Inc.	2,131,290	0.2
59,364		Juniper Networks, Inc.	1,136,227	0.1
33,537	(1)	Keysight Technologies, Inc.	2,806,376	0.3
28,061		KLA Corp.	4,033,488	0.4
25,827		Lam Research Corp.	6,198,480	0.6
23,888		Leidos Holdings, Inc.	2,189,335	0.2
4,212		Littelfuse, Inc.	561,965	0.1
8,589	(2)	LogMeIn, Inc.	715,292	0.1
11,377	(1)	Manhattan Associates, Inc.	566,802	0.1
118,628		Marvell Technology Group Ltd.	2,684,552	0.3
47,985		Maxim Integrated Products	2,332,551	0.2
11,684	(1),(2)	Medallia, Inc.	234,147	0.0
42,028	(2)	Microchip Technology, Inc.	2,849,498	0.3
9,649		MKS Instruments, Inc.	785,911	0.1
7,575	(1),(2)	MongoDB, Inc.	1,034,291	0.1
7,567		Monolithic Power Systems, Inc.	1,267,170	0.1
30,619		Motorola Solutions, Inc.	4,069,877	0.4
23,237		National Instruments Corp.	768,680	0.1
22,764	(1),(2)	NCR Corp.	402,923	0.0
40,854		NetApp, Inc.	1,703,203	0.2
8,995	(1)	New Relic, Inc.	415,929	0.0
100,571		NortonLifeLock, Inc.	1,881,683	0.2
51,086	(1),(2)	Nuance Communications, Inc.	857,223	0.1
31,052	(1)	Nutanix, Inc.	490,622	0.0
18,728	(1)	Okta, Inc.	2,289,685	0.2
72,889	(1),(2)	ON Semiconductor Corp.	906,739	0.1
7,339	(1),(2)	PagerDuty, Inc.	126,818	0.0
16,949	(1)	Palo Alto Networks, Inc.	2,778,958	0.3
57,436		Paychex, Inc.	3,613,873	0.3
8,801	(1)	Paycom Software, Inc.	1,777,890	0.2
6,162	(1)	Paylocity Holding Corp.	544,228	0.1
6,809	(2)	Pegasystems, Inc.	485,005	0.0
10,864	(1),(2)	Pluralsight, Inc.	119,287	0.0
9,949	(1)	Proofpoint, Inc.	1,020,668	0.1
18,579	(1)	PTC, Inc.	1,137,221	0.1
42,068	(1)	Pure Storage, Inc. - Class A	517,436	0.0
20,739	(1)	Qorvo, Inc.	1,672,186	0.2
14,186	(1),(2)	RealPage, Inc.	750,865	0.1
13,305	(1)	RingCentral, Inc.	2,819,463	0.3
47,980		Sabre Corp.	284,521	0.0
30,420		Skyworks Solutions, Inc.	2,718,940	0.3
15,601	(1)	Smartsheet, Inc.	647,598	0.1
7,835	(1),(2)	SolarWinds Corp.	122,774	0.0
27,865	(1)	Splunk, Inc.	3,517,399	0.3
61,471	(1)	Square, Inc.	3,219,851	0.3
39,569		SS&C Technologies Holdings, Inc.	1,733,914	0.2
10,236		Switch, Inc.	147,705	0.0
7,377		SYNNEX Corp.	539,259	0.0
26,651	(1)	Synopsys, Inc.	3,432,382	0.3
20,010	(1)	Teradata Corp.	410,005	0.0
29,853		Teradyne, Inc.	1,617,137	0.2
7,007	(1),(2)	Trade Desk, Inc./The	1,352,351	0.1
44,945	(1)	Trimble, Inc.	1,430,599	0.1
21,919	(1),(2)	Twilio, Inc.	1,961,531	0.2
6,854	(1)	Tyler Technologies, Inc.	2,032,622	0.2
1,495	(2)	Ubiquiti, Inc.	211,662	0.0
7,621		Universal Display Corp.	1,004,295	0.1
18,513	(1)	VeriSign, Inc.	3,334,006	0.3
10,212	(1),(2)	Viasat, Inc.	366,815	0.0
53,215		Western Digital Corp.	2,214,808	0.2
74,898	(2)	Western Union Co.	1,357,901	0.1
7,689	(1)	WEX, Inc.	803,885	0.1
31,491		Xerox Holdings Corp.	596,440	0.1
44,561		Xilinx, Inc.	3,473,084	0.3
9,559	(1)	Zebra Technologies Corp.	1,755,032	0.2
19,961	(1),(2)	Zendesk, Inc.	1,277,704	0.1
12,379	(1),(2)	Zscaler, Inc.	753,386	0.1
			206,950,342	19.6

		Materials: 5.1%
18,802	(2)	Albemarle Corp.	1,059,869	0.1
32,425	(1),(2)	Alcoa Corp.	199,738	0.0
11,439		Aptargroup, Inc.	1,138,638	0.1
3,224		Ardagh Group SA	38,237	0.0
9,892		Ashland Global Holdings, Inc.	495,292	0.1
14,897		Avery Dennison Corp.	1,517,557	0.1
36,886	(1)	Axalta Coating Systems Ltd.	637,021	0.1
57,748		Ball Corp.	3,733,986	0.4
23,556	(1)	Berry Global Group, Inc.	794,073	0.1
9,736		Cabot Corp.	254,304	0.0
21,313		Celanese Corp. - Series A	1,564,161	0.2
38,981		CF Industries Holdings, Inc.	1,060,283	0.1
29,195	(2)	Chemours Co.	258,960	0.0
134,210		Corteva, Inc.	3,153,935	0.3
23,260	(1)	Crown Holdings, Inc.	1,350,010	0.1
9,839		Domtar Corp.	212,916	0.0
7,457		Eagle Materials, Inc.	435,638	0.0
24,443		Eastman Chemical Co.	1,138,555	0.1
39,363	(1),(2)	Element Solutions, Inc.	329,075	0.0
23,122		FMC Corp.	1,888,836	0.2
259,095		Freeport-McMoRan, Inc.	1,748,891	0.2
51,659		Graphic Packaging Holding Co.	630,240	0.1
38,563		Huntsman Corp.	556,464	0.1
19,087	(2)	International Flavors & Fragrances, Inc.	1,948,401	0.2
70,240		International Paper Co.	2,186,571	0.2
11,162		Martin Marietta Materials, Inc.	2,112,185	0.2
61,756	(2)	Mosaic Co.	668,200	0.1
1,224		NewMarket Corp.	468,633	0.1
146,269		Newmont Corp.	6,623,060	0.6
54,504		Nucor Corp.	1,963,234	0.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
27,014	(2)	O-I Glass, Inc.	$ 192,070	0.0
28,125	(2)	Olin Corp.	328,219	0.0
16,728		Packaging Corp. of America	1,452,492	0.1
11,635		Reliance Steel & Aluminum Co.	1,019,110	0.1
11,670		Royal Gold, Inc.	1,023,576	0.1
22,821		RPM International, Inc.	1,357,850	0.1
7,058		Scotts Miracle-Gro Co.	722,739	0.1
27,772		Sealed Air Corp.	686,246	0.1
13,891		Silgan Holdings, Inc.	403,117	0.0
17,732		Sonoco Products Co.	821,878	0.1
36,795		Steel Dynamics, Inc.	829,359	0.1
29,579	(2)	United States Steel Corp.	186,643	0.0
33,675		Valvoline, Inc.	440,806	0.0
23,493		Vulcan Materials Co.	2,538,889	0.2
6,104	(2)	Westlake Chemical Corp.	232,990	0.0
45,492		WestRock Co.	1,285,604	0.1
10,212		WR Grace & Co.	363,547	0.0
			54,052,098	5.1

		Real Estate: 9.2%
21,683		Alexandria Real Estate Equities, Inc.	2,971,872	0.3
24,422		American Campus Communities, Inc.	677,710	0.1
45,931		American Homes 4 Rent	1,065,599	0.1
34,224		Americold Realty Trust	1,164,985	0.1
26,396		Apartment Investment & Management Co.	927,819	0.1
36,639		Apple Hospitality REIT, Inc.	335,980	0.0
24,901		AvalonBay Communities, Inc.	3,664,680	0.4
27,649		Boston Properties, Inc.	2,550,067	0.2
31,130		Brandywine Realty Trust	327,488	0.0
53,026		Brixmor Property Group, Inc.	503,747	0.1
11,455	(2)	Brookfield Property REIT, Inc.	97,253	0.0
16,683		Camden Property Trust	1,321,961	0.1
59,844	(1)	CBRE Group, Inc.	2,256,717	0.2
83,380	(2)	Colony Capital, Inc.	145,915	0.0
19,836		Columbia Property Trust, Inc.	247,950	0.0
6,691		Coresite Realty Corp.	775,487	0.1
20,007		Corporate Office Properties Trust SBI MD	442,755	0.0
26,014		Cousins Properties, Inc.	761,430	0.1
34,320		CubeSmart	919,433	0.1
19,995		CyrusOne, Inc.	1,234,691	0.1
46,680	(2)	Digital Realty Trust, Inc.	6,484,319	0.6
29,631		Douglas Emmett, Inc.	904,042	0.1
65,702		Duke Realty Corp.	2,127,431	0.2
25,858		Empire State Realty Trust, Inc.	231,688	0.0
13,908		EPR Properties	336,852	0.0
21,503		Equity Commonwealth	681,860	0.1
30,980		Equity Lifestyle Properties, Inc.	1,780,730	0.2
65,422		Equity Residential	4,037,192	0.4
11,700		Essex Property Trust, Inc.	2,576,808	0.2
22,453		Extra Space Storage, Inc.	2,150,099	0.2
13,338		Federal Realty Investment Trust	995,148	0.1
36,153		Gaming and Leisure Properties, Inc.	1,001,800	0.1
38,415	(2)	Healthcare Trust of America, Inc.	932,716	0.1
90,488		Healthpeak Properties, Inc.	2,158,139	0.2
18,234		Highwoods Properties, Inc.	645,848	0.1
127,088		Host Hotels & Resorts, Inc.	1,403,051	0.1
7,157	(1),(2)	Howard Hughes Corp.	361,572	0.0
27,134		Hudson Pacific Properties, Inc.	688,118	0.1
95,558		Invitation Homes, Inc.	2,042,074	0.2
50,931		Iron Mountain, Inc.	1,212,158	0.1
21,831		JBG SMITH Properties	694,881	0.1
9,174		Jones Lang LaSalle, Inc.	926,391	0.1
18,568	(2)	Kilroy Realty Corp.	1,182,782	0.1
73,803		Kimco Realty Corp.	713,675	0.1
15,201		Lamar Advertising Co.	779,507	0.1
8,291		Life Storage, Inc.	783,914	0.1
24,649		Macerich Co.	138,774	0.0
91,721		Medical Properties Trust, Inc.	1,585,856	0.2
20,301		Mid-America Apartment Communities, Inc.	2,091,612	0.2
30,555		National Retail Properties, Inc.	983,565	0.1
40,334		Omega Healthcare Investors, Inc.	1,070,464	0.1
25,514		Outfront Media, Inc.	343,929	0.0
34,895		Paramount Group, Inc.	307,076	0.0
42,611	(2)	Park Hotels & Resorts, Inc.	337,053	0.0
23,134		Rayonier, Inc.	544,806	0.1
58,301		Realty Income Corp.	2,906,888	0.3
29,723		Regency Centers Corp.	1,142,255	0.1
37,164		Retail Properties of America, Inc.	192,138	0.0
20,056		SBA Communications Corp.	5,414,518	0.5
28,410		Service Properties Trust	153,414	0.0
26,165		SITE Centers Corp.	136,320	0.0
14,103		SL Green Realty Corp.	607,839	0.1
17,715		Spirit Realty Capital, Inc.	463,247	0.0
38,279		Store Capital Corp.	693,615	0.1
16,177		Sun Communities, Inc.	2,019,698	0.2
10,435		Taubman Centers, Inc.	437,018	0.0
51,858		UDR, Inc.	1,894,891	0.2
66,594		Ventas, Inc.	1,784,719	0.2
190,967		VEREIT, Inc.	933,829	0.1
82,525	(2)	VICI Properties, Inc.	1,373,216	0.1
30,893		Vornado Realty Trust	1,118,636	0.1
21,616		Weingarten Realty Investors	311,919	0.0
73,451		Welltower, Inc.	3,362,587	0.3
133,199		Weyerhaeuser Co.	2,257,723	0.2
30,550		WP Carey, Inc.	1,774,344	0.2
			96,608,283	9.2

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 7.6%
118,610		AES Corp.	$ 1,613,096	0.2
42,964		Alliant Energy Corp.	2,074,732	0.2
43,801		Ameren Corp.	3,190,027	0.3
32,301		American Water Works Co., Inc.	3,861,908	0.4
21,615		Atmos Energy Corp.	2,144,856	0.2
10,042		Avangrid, Inc.	439,639	0.0
89,810		Centerpoint Energy, Inc.	1,387,564	0.1
50,602		CMS Energy Corp.	2,972,867	0.3
59,533		Consolidated Edison, Inc.	4,643,574	0.4
33,141		DTE Energy Co.	3,147,401	0.3
62,629		Edison International	3,431,443	0.3
35,550		Entergy Corp.	3,340,633	0.3
38,580	(2)	Essential Utilities, Inc.	1,570,206	0.2
40,701		Evergy, Inc.	2,240,590	0.2
57,942		Eversource Energy	4,531,644	0.4
96,609		FirstEnergy Corp.	3,871,123	0.4
19,346		Hawaiian Electric Industries	832,845	0.1
8,984		Idacorp, Inc.	788,705	0.1
35,545		MDU Resources Group, Inc.	764,217	0.1
14,615	(2)	National Fuel Gas Co.	544,993	0.1
66,651		NiSource, Inc.	1,664,275	0.2
45,102		NRG Energy, Inc.	1,229,481	0.1
35,709		OGE Energy Corp.	1,097,338	0.1
94,763	(1)	PG&E Corp.	851,919	0.1
20,045		Pinnacle West Capital Corp.	1,519,211	0.1
137,595		PPL Corp.	3,395,845	0.3
90,292		Public Service Enterprise Group, Inc.	4,055,014	0.4
50,471		Sempra Energy	5,702,718	0.5
37,250		UGI Corp.	993,457	0.1
75,737		Vistra Energy Corp.	1,208,763	0.1
56,430		WEC Energy Group, Inc.	4,973,176	0.5
93,799		Xcel Energy, Inc.	5,656,080	0.5
			79,739,340	7.6

	Total Common Stock
	(Cost $705,446,207)		1,038,774,745	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.1%
		Commercial Paper: 0.4%
575,000	(4)	DBS Bank Ltd., 1.700%, 04/03/2020	574,986	0.1
1,300,000	(4)	Exxon Mobil Corp., 1.600%, 06/03/2020	1,295,107	0.1
1,350,000	(4)	Federal Republic of Germany, 1.620%, 05/21/2020	1,348,087	0.1
1,350,000	(4)	Pfizer Inc., 1.630%, 06/15/2020	1,344,898	0.1

	Total Commercial Paper
	(Cost $4,563,078)		4,563,078	0.4

		Floating Rate Notes: 3.8%
1,000,000	(4)	Australia & New Zealand Banking Group Ltd., 0.990%, 08/28/2020	998,788	0.1
1,200,000	(4)	Australia & New Zealand Banking Group Ltd., 1.220%, 04/09/2020	1,200,188	0.1
1,250,000	(4)	Bank of America Corp., 1.200%, 05/07/2020	1,249,223	0.1
1,075,000	(4)	Bank of Montreal, 0.210%, 07/13/2020	1,071,576	0.1
950,000	(4)	Bank of Montreal, 0.980%, 08/26/2020	950,009	0.1
1,225,000	(4)	Bank of Nova Scotia, 0.830%, 08/20/2020	1,224,257	0.1
900,000	(4)	Bank of Nova Scotia, 1.240%, 05/08/2020	900,311	0.1
1,225,000	(4)	BNP Paribas, 0.910%, 05/14/2020	1,224,726	0.1
950,000	(4)	Canadian Imperial Bank of Commerce, 0.240%, 08/28/2020	945,010	0.1
1,150,000	(4)	Commonwealth Bank of Australia, 0.950%, 06/10/2020	1,149,008	0.1
1,200,000	(4)	Coöperatieve Rabobank U.A., 0.990%, 04/20/2020	1,200,301	0.1
1,075,000	(4)	Crédit Agricole Group, 0.190%, 06/12/2020	1,072,632	0.1
1,300,000	(4)	Crédit Industriel et Commercial, 1.250%, 04/09/2020	1,300,210	0.1
1,275,000	(4)	Credit Suisse Group AG, 0.150%, 08/14/2020	1,269,554	0.1
1,000,000	(4)	Credit Suisse Group AG, 0.360%, 04/17/2020	999,964	0.1
1,100,000	(4)	HSBC Bank PLC, 1.520%, 06/03/2020	1,099,165	0.1
1,000,000	(4)	J.P. Morgan Securities LLC, 1.190%, 07/08/2020	999,489	0.1
1,325,000	(4)	JPMorgan Chase & Co., 1.740%, 08/07/2020	1,322,756	0.1
350,000	(4)	Lloyds Bank PLC, 0.110%, 08/25/2020	349,007	0.0
1,275,000	(4)	Lloyds Bank PLC, 0.220%, 09/08/2020	1,271,604	0.1
950,000	(4)	Lloyds Bank PLC, 1.080%, 07/31/2020	949,454	0.1
975,000	(4)	Mitsubishi UFJ Financial Group, Inc., 0.860%, 07/14/2020	974,402	0.1
250,000	(4)	Mitsubishi UFJ Financial Group, Inc., 0.950%, 08/10/2020	249,793	0.0
525,000	(4)	Mizuho Financial Group Inc., 0.940%, 08/10/2020	524,499	0.1
900,000	(4)	Mizuho Financial Group Inc., 0.970%, 07/14/2020	899,417	0.1
1,100,000	(4)	Mizuho Financial Group Inc., 1.480%, 08/05/2020	1,099,821	0.1
1,100,000	(4)	National Bank of Canada, 1.840%, 07/16/2020	1,098,260	0.1

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
900,000	(4)	Royal Bank of Canada, 0.960%, 07/17/2020	$ 899,231	0.1
1,300,000	(4)	Skandinaviska Enskilda Banken AB, 1.780%, 05/11/2020	1,299,376	0.1
950,000	(4)	Societe Generale, 0.290%, 09/04/2020	946,093	0.1
250,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 0.660%, 06/18/2020	249,816	0.0
275,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 0.760%, 06/15/2020	274,843	0.0
1,000,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 1.280%, 05/07/2020	1,000,437	0.1
1,100,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 1.460%, 06/05/2020	1,099,897	0.1
1,000,000	(4)	Svenska Handelsbanken AB, 0.970%, 05/20/2020	1,000,212	0.1
800,000	(4)	Svenska Handelsbanken AB, 1.160%, 07/07/2020	799,660	0.1
1,250,000	(4)	The Norinchukin Bank, 1.200%, 04/24/2020	1,250,143	0.1
1,200,000	(4)	The Sumitomo Mitsui Financial Group, 1.040%, 05/12/2020	1,200,659	0.1
675,000	(4)	The Sumitomo Mitsui Financial Group, 1.270%, 05/06/2020	675,280	0.1
425,000	(4)	The Sumitomo Mitsui Financial Group, 1.600%, 06/05/2020	425,089	0.1
650,000	(4)	Toyota Motor Corp., 1.680%, 04/17/2020	649,720	0.1
975,000	(4)	Westpac Banking Corp, 1.520%, 06/03/2020	974,260	0.1

	Total Floating Rate Notes
	(Cost $40,338,140)		40,338,140	3.8

		Repurchase Agreements: 2.2%
2,389,402	(4)	BNP Paribas S.A., Repurchase Agreement dated 03/31/20, 0.33%, due 04/01/20 (Repurchase Amount $2,389,424, collateralized by various U.S. Government Securities, 2.125%-6.875%, Market Value plus accrued interest $2,508,878, due 06/15/20-03/15/39)	2,389,402	0.2
2,706,204	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $2,706,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,760,328, due 05/01/20-02/20/70)	2,706,204	0.3
1,328,707	(4)	CF Secured LLC, Repurchase Agreement dated 03/31/20, 0.02%, due 04/01/20 (Repurchase Amount $1,328,708, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,355,283, due 12/15/21-11/20/66)	1,328,707	0.1
1,151,826	(4)	Citadel Securities LLC, Repurchase Agreement dated 03/31/20, 0.09%, due 04/01/20 (Repurchase Amount $1,151,829, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $1,174,865, due 04/07/20-02/15/50)	1,151,826	0.1
6,562,852	(4)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $6,562,854, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $6,694,109, due 04/15/21-09/20/69)	6,562,852	0.6

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,800,000	(4)	MUFG Securities America Inc., Repurchase Agreement dated 03/03/20, 0.35%, due 05/05/20 (Repurchase Amount $3,802,296, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $3,989,998, due 10/15/20-09/09/49)	$ 3,800,000	0.4
5,663,263	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/20, 0.16%, due 04/01/20 (Repurchase Amount $5,663,288, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,790,352, due 04/01/20-09/09/49)	5,663,263	0.5

	Total Repurchase Agreements
	(Cost $23,602,254)		23,602,254	2.2

	Certificates of Deposit: 0.4%
975,000	(4)	Dz Bank Ag Deutsche Zentral-Genossenschaftsbank, 1.640%, 05/12/2020	975,484	0.1
1,325,000	(4)	Landesbank Baden-Wurttemberg, 1.630%, 04/24/2020	1,325,709	0.1
900,000	(4)	Landesbank Baden-Wurttemberg, 1.640%, 04/21/2020	900,475	0.1
475,000	(4)	The Norinchukin Bank, 1.650%, 06/18/2020	475,474	0.1

	Total Certificates of Deposit
	(Cost $3,677,142)		3,677,142	0.4

Shares			Value	Percentage of Net Assets
	Mutual Funds: 1.3%
2,006,000	(4),(5)	Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.490%	2,006,000	0.2
11,738,000	(5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%	11,738,000	1.1
	Total Mutual Funds
	(Cost $13,744,000)		13,744,000	1.3

	Total Short-Term Investments
	(Cost $85,924,614)		85,924,614	8.1

	Total Investments in Securities (Cost $791,370,821)		$ 1,124,699,359	106.5
	Liabilities in Excess of Other Assets		(68,789,501)	(6.5)
	Net Assets		$ 1,055,909,858	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of March 31, 2020.

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$1,038,774,745	$–	$–	$1,038,774,745
Short-Term Investments	11,738,000	74,186,614	–	85,924,614
Total Investments, at fair value	$1,050,512,745	$74,186,614	$–	$1,124,699,359
Other Financial Instruments+
Futures	381,447	–	–	381,447
Total Assets	$1,050,894,192	$74,186,614	$–	$1,125,080,806

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,443,580	$43,913	$(23,730)	$(489,346)	$974,417	$3,484	$12,516	$-
	$1,443,580	$43,913	$(23,730)	$(489,346)	$974,417	$3,484	$12,516	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Mid 400 E-Mini	108	06/19/20	$15,528,240	$381,447
			$15,528,240	$381,447

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $800,318,989.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$472,858,580
Gross Unrealized Depreciation	(148,096,763)
Net Unrealized Appreciation	$324,761,817